Goodwill and Intangible Assets, Net - Schedule Of Finite-Lived Intangible Assets, Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Three months ending June 30, 2015	$ 7.2
Twelve months ending June 30, 2016	24.4
Twelve months ending June 30, 2017	18.6
Twelve months ending June 30, 2018	15.2
Twelve months ending June 30, 2019	9.0
Twelve months ending June 30, 2020	7.8
Thereafter	20.9
Intangible Assets, net	$ 103.1	$ 133.8